Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2015 Fund - Fidelity Simplicity RMD 2015 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	$ 653